Long-Term Bank Deposits And Other Receivables	12 Months Ended
Dec. 31, 2019
Long-term Investments and Receivables, Net [Abstract]
Long-Term Bank Deposits And Other Receivables	LONG-TERM BANK DEPOSITS AND OTHER RECEIVABLES

The following table presents the components of long-term bank deposits and other receivables as of December 31, 2019 and 2018.

	December 31,
	2019	2018
Prepaid expenses for land rights	$15,473	$19,429
Premises evacuation building input index receivable(1)	30,867	—
Cross-currency interest rate swap	—	2,835
Long-term receivables(2)	1,247	11,696
Deposits with banks and other long-term receivables (3)	10,489	9,002
	$58,076	$42,962

(1)
During 2019, the Company sold the premises evacuation receivable to an Israeli bank and is still entitled to receive building inputs index adjustments on the base premises evacuation receivable, which is recorded as a financial asset measured at fair value (see Note 1C(5)).

(2)	As of December 31, 2018, included related legal expenses in the amount of $9,956 received during 2019 (see Note 21C).
(3)
Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A of the U.S. Internal Revenue Code in the amount of $9,064 and $7,531 as of December 31, 2019 and 2018, respectively (see Note 17).